LEASES - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance lease obligations
Within 1 year	¥ 621,196	¥ 577,933
After 1 year but within 2 years	640,445	600,348
After 2 years but within 3 years	672,306	620,461
After 3 years but within 4 years	714,035	650,855
After 4 years but within 5 years	735,219	681,090
After 5 years	7,623,211	7,792,794
Total undiscounted lease payments	11,006,412	10,923,481
Less: total future interest	(4,192,322)	(4,343,379)
Present value of lease obligations	6,814,090	6,580,102
Other financing obligations
Within 1 year	701,350	225,350
After 1 year but within 2 years	713,338	354,625
After 2 years but within 3 years	714,084	356,204
After 3 years but within 4 years	454,918	377,930
After 4 years but within 5 years	417,214	361,073
After 5 years	473,110	723,755
Total undiscounted lease payments	3,474,014	2,398,937
Less: total future interest	(608,178)	(578,822)
Less: estimated construction costs	(47,241)	(47,924)
Present value of lease obligations	2,818,595	1,772,191
Total of finance lease and other financing obligations
Within 1 year	1,322,546	803,283
After 1 year but within 2 years	1,353,783	954,973
After 2 years but within 3 years	1,386,390	976,665
After 3 years but within 4 years	1,168,953	1,028,785
After 4 years but within 5 years	1,152,433	1,042,163
After 5 years	8,096,321	8,516,549
Total undiscounted lease payments	14,480,426	13,322,418
Less: total future interest	(4,800,500)	(4,922,201)
Less: estimated construction costs	(47,241)	(47,924)
Present value of total of finance lease and other financing obligations	9,632,685	8,352,293
Finance lease and other financing obligations, current	699,145	254,412
Finance lease and other financing obligations, non-current	8,933,540	8,097,881
Operating lease obligations
Within 1 year	260,935	180,447
After 1 year but within 2 years	246,970	190,243
After 2 years but within 3 years	249,383	149,300
After 3 years but within 4 years	212,829	151,545
After 4 years but within 5 years	178,627	151,063
After 5 years	1,935,590	1,839,384
Total undiscounted lease payments	3,084,334	2,661,982
Less: total future interest	(1,055,035)	(1,032,829)
Present value of lease obligations	2,029,299	1,629,153
Operating lease liabilities, current	145,739	86,258
Operating lease liabilities, non-current	1,883,560	1,542,895
Total
Within 1 year	1,583,481	983,730
After 1 year but within 2 years	1,600,753	1,145,216
After 2 years but within 3 years	1,635,773	1,125,965
After 3 years but within 4 years	1,381,782	1,180,330
After 4 years but within 5 years	1,331,060	1,193,226
After 5 years	10,031,911	10,355,933
Total undiscounted lease payments	17,564,760	15,984,400
Less: total future interest	(5,855,535)	(5,955,030)
Less: estimated construction costs	(47,241)	(47,924)
Present value of lease obligations	11,661,984	9,981,446
Current Portion	844,884	340,670
Non-current portion	10,817,100	¥ 9,640,776
Other disclosures
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 70,928
Data center building leases | Minimum
Other disclosures
Lease terms	1 year
Data center building leases | Maximum
Other disclosures
Lease terms	20 years